Income Taxes - Schedule of Future Income Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Unused income tax losses	$ 111,333,403	$ 97,824,771	$ 132,612,271
Unrecognized deferred tax assets	(111,333,403)	(97,824,771)	(132,612,271)
Deferred income tax assets recognized
Resource Assets [Member]
Statement Line Items [Line Items]
Temporary differences	1,024,271	1,024,271	1,024,271
Gross Unamortized Share Issue Costs [Member]
Statement Line Items [Line Items]
Temporary differences	325,600	385,000	669,000
Canadian Non-capital Losses [Member]
Statement Line Items [Line Items]
Unused income tax losses	22,969,000	16,545,000	12,431,000
Canadian Capital Losses [Member]
Statement Line Items [Line Items]
Unused income tax losses	4,432,532	4,432,500
US Non-capital Losses [Member]
Statement Line Items [Line Items]
Unused income tax losses	78,829,000	75,060,000	71,594,000
Singapore Non-capital Losses [Member]
Statement Line Items [Line Items]
Unused income tax losses	$ 3,753,000	$ 378,000	$ 46,894,000